Condensed Consolidating Financial Statements (Schedule Of Condensed Consolidated Balance Sheet) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2009
Cash and cash equivalents	$ 111	[1]	$ 797	[1]	$ 2	$ 746
Accounts receivable - related party	23,755	[1]	27,312
Accounts receivable	21,636	[1]	11,926
Insurance receivable	2,920	[1]
Prepaid expenses and other assets	1,941	[1]	1,935
Total current assets	50,363	[1]	41,970
Properties, plant and equipment, net	939,846	[1]	746,045
Intangible assets, net	501,380	[1]	127,760
Goodwill	95,031	[1]	93,628
Deferred financing costs, net	22,528	[1]	16,699
Other assets	1,321	[1]	790
Total assets	1,610,469	[1]	1,026,892		570,627
Accrued additions to property, plant and equipment	9,213	[1]	7,500
Capital leases	3,862	[1]	2,693
Deferred revenue	2,634	[1]
Accounts payable - related party	3,088	[1]	1,308
Accounts payable, accrued expenses and other liabilities	29,717	[1]	31,794
Total current liabilities	48,514	[1]	43,295
Long-term debt	685,161	[1]	512,500
Long-term capital leases	3,161	[1]	3,929
Asset retirement obligations	14,024	[1]	11,545
Partners'/members' equity	859,609	[1]	455,623		258,753	284,837
Total liabilities and partners' capital	1,610,469	[1]	1,026,892
Issuer [Member]
Cash and cash equivalents	21		797
Accounts receivable - related party	366,405
Accounts receivable	608
Prepaid expenses and other assets	584
Total current assets	367,618
Investment in consolidated affiliates	1,041,936
Properties, plant and equipment, net	8,519
Deferred financing costs, net	17,149
Other assets	20
Total assets	1,435,242
Capital leases	429
Accounts payable - related party	536
Accounts payable, accrued expenses and other liabilities	15,547
Total current liabilities	16,512
Long-term debt	558,161
Long-term capital leases	960
Partners'/members' equity	859,609
Total liabilities and partners' capital	1,435,242
Co-Issuer [Member]
Accounts receivable - related party	1
Total current assets	1
Total assets	1
Partners'/members' equity	1
Total liabilities and partners' capital	1
Guarantor Subsidiaries [Member]
Accounts receivable - related party	22,587
Accounts receivable	14,515
Insurance receivable	2,920
Prepaid expenses and other assets	1,357
Total current assets	41,379
Properties, plant and equipment, net	775,852
Intangible assets, net	163,021
Goodwill	95,031
Other assets	1,301
Total assets	1,076,584
Accrued additions to property, plant and equipment	3,829
Capital leases	3,433
Accounts payable - related party	367,682
Accounts payable, accrued expenses and other liabilities	11,876
Total current liabilities	386,820
Long-term capital leases	2,201
Asset retirement obligations	13,188
Partners'/members' equity	674,375
Total liabilities and partners' capital	1,076,584
Non-Guarantor Subsidiaries [Member]
Cash and cash equivalents	90
Accounts receivable	6,513
Total current assets	6,603
Properties, plant and equipment, net	155,475
Intangible assets, net	338,359
Deferred financing costs, net	5,379
Total assets	505,816
Accrued additions to property, plant and equipment	5,384
Deferred revenue	2,634
Accounts payable - related party	108
Accounts payable, accrued expenses and other liabilities	2,294
Total current liabilities	10,420
Long-term debt	127,000
Asset retirement obligations	836
Partners'/members' equity	367,560
Total liabilities and partners' capital	505,816
Eliminations [Member]
Accounts receivable - related party	(365,238)
Total current assets	(365,238)
Investment in consolidated affiliates	(1,041,936)
Total assets	(1,407,174)
Accounts payable - related party	(365,238)
Total current liabilities	(365,238)
Partners'/members' equity	(1,041,936)
Total liabilities and partners' capital	$ (1,407,174)

[1]	Financial information has been revised to include the results of Crestwood Marcellus Midstream LLC as discussed in Note 1.